Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Summary of Element of the Net Proceeds of Business Combination
The following table summarizes the elements of the net proceeds from the Business Combination at the date of acquisition (in thousands):

Cash—Trust Account (net of redemptions of $439 million)	$260,448
Cash	60
Cash—PIPE & Backstop Financing	243,000
Non-cash net assets assumed from Artius	40
Less: Fair value of assumed common stock warrants	(83,370)
Less: Underwriting fees and other issuance costs paid prior to the date of acquisition	(34,773)
Additional Paid-in-Capital from Business Combination, net of issuance costs paid	$385,405
Less: Non-cash net assets assumed from Artius	(40)
Add: Non-cash fair value of assumed common stock warrants	83,370
Add: Other issuance costs included in accounts payable and accrued liabilities	761
Less: Accrued liabilities extinguished through proceeds from Business Combination	(1,966)
Cash proceeds from the Business Combination	$467,530

Summary of Number Shares of Common Stock Outstanding
The following table summarizes the number of shares of Common Stock outstanding immediately following the consummation of the Business Combination:

Artius shares outstanding prior to the Business Combination, including 4,500,000 Sponsor Vesting Shares	90,562,500
Less: redemption of Artius shares	(43,880,956)
Shares issued pursuant to the PIPE and Backstop Financing	24,300,001
Business Combination and PIPE Financing shares, including 4,500,000 Sponsor Vesting Shares	70,981,545
Conversion of Legacy Origin Series A preferred stock for common stock	33,783,099
Conversion of Legacy Origin Series B preferred stock for common stock	19,755,784
Conversion of Legacy Origin Series C preferred stock for common stock	6,286,349
Conversion of Legacy Origin convertible notes for common stock	2,049,212
Conversion of Legacy Origin common stock for common stock	2,838,041
Issuance of common stock upon exercise of warrants	5,554,440
Total shares of the Company common stock outstanding immediately following the Business Combination	141,248,470